CONVERTIBLE BONDS PAYABLE (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 05, 2018 USD ($) $ / shares	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONVERTIBLE BONDS PAYABLE
Debt issuance costs | ¥		¥ 277,563	¥ 273,822
Accrued interests | ¥		48,795	43,776
Accrued expenses
CONVERTIBLE BONDS PAYABLE
Accrued interests | ¥		¥ 3,540	¥ 3,488
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Principal amount | $	$ 300,000
Debt issuance costs | $	$ 8,948
Interest per annum (as a percent)	2.00%
Maximum principal amount convertible to ordinary shares (as a percent)	100.00%
Denominations for repurchase of Notes | $	$ 1
Effective interest rate		2.65%	2.65%
Convertible Bonds due 2025 | ADS
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares	$ 51.58
Conversion rate per US$1,000 principal amount	19.3865